13 Taxes (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Taxes [Abstract]
Tax credit - principal	R$ 3,620,118
Tax credit - monetary update	2,035,636
Effect on assets	5,655,754
Pis and Cofins to be refunded to consumers	121,838
Tax liabilities - Pis/Pasep and Cofins payable on financial income	(94,657)
Effect on liabilities	(4,497,380)
EFFECT ON BALANCE SHEET	1,158,374
Net operating revenue	810,563
Financial income, net of pis and cofins	944,549
Income tax and social contribution	(596,738)
EFFECT ON THE INCOME STATEMENT	R$ 1,158,374